CAPITAL AND RESERVES (Details Narrative) - USD ($) shares in Thousands, $ in Thousands			3 Months Ended	6 Months Ended		13 Months Ended
	May 30, 2025	May 14, 2024	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	May 01, 2024
Equity [Abstract]
Purchase of common shares		9,470
Common share percentage		5.00%
Common stock shares issued				217,944		217,944	210,478	189,000
Common stock shares outstanding				217,944		217,944	210,478	189,000
New share repurchase authorization				the Company announced a new share repurchase authorization, pursuant to which it may repurchase up to the lesser of 35 million shares, or $150 million in value. Repurchases may be made from time to time at prevailing market prices, subject to applicable Canadian securities laws. The program does not have a fixed expiration date and may be suspended or discontinued at any time. The program does not obligate the company to acquire any specific number of Common Shares.
Shares repurchased	35,000
Shares repurchased, value	$ 150,000
Repurchase of common shares						7,100
Repurchase of common shares, value			$ 2,708		$ 8,830	$ 30,400